ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

Adam M. Schlichtmann
T +1 617 951 7114
F +1 617 235 7346
adam.schlichtmann@ropesgray.com

April 14, 2016

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	State Street Master Funds (the “Registrant”)

File Number: 811-09599

Post-Effective Amendment No. 20 to Registration Statement as filed on Form N-1A

Ladies and Gentlemen:

Enclosed herewith for filing on behalf of the Registrant is Post-Effective Amendment No. 20 to the registration statement on Form N-1A (the “Registration Statement”), which is being filed pursuant to (1) the Investment Company Act of 1940, as amended (the “1940 Act”), and Rule 8b-11 thereunder, and (2) General Instructions B and C to Form N-1A. Amendment No. 20 is being filed for the purpose of adding the State Street International Developed Equity Index Portfolio as a new series of the Trust. It is intended that this Amendment No. 20 become effective immediately upon filing in accordance with Section 8 of the 1940 Act.

If you have any questions concerning this filing, please call me directly at (617) 951-7114.

Very truly yours,

/s/ Adam M. Schlichtmann

Adam M. Schlichtmann

Enclosures